Financial instruments - maturity analysis	12 Months Ended
Dec. 31, 2024
Financial instruments - classification
Financial instruments - maturity analysis

11 Financial instruments - maturity analysis

This note shows the maturity profile of NatWest Group’s financial assets and liabilities by contractual date of maturity and contractual cash flows.

Remaining maturity

The following table shows the residual maturity of financial instruments, based on contractual date of maturity.

	2024			2023
	Less than	More than		Less than	More than
	12 months	12 months	Total	12 months	12 months	Total
	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	92,994	—	92,994	104,262	—	104,262
Trading assets	37,168	11,749	48,917	36,723	8,828	45,551
Derivatives	34,267	44,139	78,406	29,839	49,065	78,904
Settlement balances	2,085	—	2,085	7,231	—	7,231
Loans to banks - amortised cost	5,360	670	6,030	6,650	264	6,914
Loans to customers - amortised cost	99,793	300,533	400,326	87,663	293,770	381,433
Other financial assets	14,524	48,719	63,243	10,192	40,910	51,102

Liabilities
Bank deposits	21,675	9,777	31,452	8,954	13,236	22,190
Customer deposits	430,693	2,797	433,490	424,893	6,484	431,377
Settlement balances	1,729	—	1,729	6,645	—	6,645
Trading liabilities	44,683	10,031	54,714	45,349	8,287	53,636
Derivatives	34,134	37,948	72,082	30,721	41,674	72,395
Other financial liabilities	22,773	38,314	61,087	20,310	34,779	55,089
Subordinated liabilities	1,051	5,085	6,136	1,047	4,667	5,714
Notes in circulation	3,316	—	3,316	3,237	—	3,237
Lease liabilities	94	536	630	102	568	670

Assets and liabilities by contractual cash flows up to 20 years

The tables on the following page show the contractual undiscounted cash flows receivable and payable, up to a period of 20 years, including future receipts and payments of interest of financial assets and liabilities by contractual maturity. The balances in the following tables do not agree directly with the consolidated balance sheet, as the tables include all cash flows relating to principal and future coupon payments, presented on an undiscounted basis. The tables have been prepared on the following basis:

Financial assets have been reflected in the time band of the latest date on which they could be repaid, unless earlier repayment can be demanded by NatWest Group. Financial liabilities are included at the earliest date on which the counterparty can require repayment, regardless of whether or not such early repayment results in a penalty. If the repayment of a financial instrument is triggered by, or is subject to, specific criteria such as market price hurdles being reached, the asset is included in the time band that contains the latest date on which it can be repaid, regardless of early repayment. The liability is included in the time band that contains the earliest possible date on which the conditions could be fulfilled, without considering the probability of the conditions being met.

For example, if a structured note is automatically prepaid when an equity index exceeds a certain level, the cash outflow will be included in the less than three months period, whatever the level of the index at the year end. The settlement date of debt securities in issue, issued by certain securitisation vehicles consolidated by NatWest Group, depends on when cash flows are received from the securitised assets. Where these assets are prepayable, the timing of the cash outflow relating to securities assumes that each asset will be prepaid at the earliest possible date. As the repayments of assets and liabilities are linked, the repayment of assets in securitisations is shown on the earliest date that the asset can be prepaid, as this is the basis used for liabilities.

The principal amounts of financial assets and liabilities that are repayable after 20 years or where the counterparty has no right to repayment of the principal are excluded from the table, as are interest payments after 20 years.

11 Financial instruments - maturity analysis continued

The maturity of guarantees and commitments is based on the earliest possible date they would be drawn in order to evaluate NatWest Group's liquidity position.

MFVTPL assets of £128 billion (2023 - £125.1 billion) and HFT liabilities of £126.3 billion (2023 - £125.8 billion) have been excluded from the following tables.

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2024	£m	£m	£m	£m	£m	£m
Assets by contractual maturity up to 20 years
Cash and balances at central banks	92,994	—	—	—	—	—
Derivatives held for hedging	17	66	107	61	53	76
Settlement balances	2,085	—	—	—	—	—
Loans to banks - amortised cost	5,080	297	612	9	23	158
Loans to customers - amortised cost	59,702	56,264	82,995	63,857	99,837	123,946
Other financial assets (1)	7,068	9,414	17,417	11,643	11,843	7,493
Finance lease	27	89	126	105	207	325
	166,973	66,130	101,257	75,675	111,963	131,998
Liabilities by contractual maturity up to 20 years
Bank deposits	16,914	5,315	10,114	81	79	—
Customer deposits	396,703	34,316	2,713	82	—	14
Settlement balances	1,729	—	—	—	—	—
Derivatives held for hedging	63	343	335	271	43	2
Other financial liabilities	8,305	13,501	22,869	15,350	4,710	987
Subordinated liabilities	53	1,201	2,059	2,927	754	339
Other liabilities - Notes in circulation	3,316	—	—	—	—	—
Lease liabilities	24	68	185	96	168	102
	427,107	54,744	38,275	18,807	5,754	1,444
Guarantees and commitments - notional amount (2)
Guarantees (3)	3,060	—	—	—	—	—
Commitments (4)	132,958	—	—	—	—	—
	136,018	—	—	—	—	—

For the notes to this table refer to the following page.

11 Financial instruments - maturity analysis continued

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2023	£m	£m	£m	£m	£m	£m
Assets by contractual maturity up to 20 years
Cash and balances at central banks	104,262	—	—	—	—	—
Derivatives held for hedging	31	29	128	104	49	49
Settlement balances	7,231	—	—	—	—	—
Loans to banks - amortised cost	5,234	1,437	23	302	—	—
Loans to customers - amortised cost	52,175	46,894	81,445	61,465	96,577	114,806
Other financial assets (1)	4,897	6,756	12,304	11,183	10,019	8,063
Finance lease	61	242	735	401	656	359
	173,891	55,358	94,635	73,455	107,301	123,277
Liabilities by contractual maturity up to 20 years
Bank deposits	8,334	1,279	6,069	8,307	—	—
Customer deposits	393,363	31,900	6,464	11	14	19
Settlement balances	6,645	—	—	—	—	—
Derivatives held for hedging	71	175	366	192	92	8
Other financial liabilities	9,094	12,319	18,843	13,818	4,769	346
Subordinated liabilities	72	1,167	2,301	1,512	1,406	342
Other liabilities - Notes in circulation	3,237	—	—	—	—	—
Lease liabilities	30	79	172	111	175	132
	420,846	46,919	34,215	23,951	6,456	847
Guarantees and commitments - notional amount (2)
Guarantees (3)	2,833	—	—	—	—	—
Commitments (4)	124,790	—	—	—	—	—
	127,623	—	—	—	—	—

(1)	Other financial assets exclude equity shares.
(2)	Refer to Note 25 Memorandum items - Contingent liabilities and commitments.
(3)	NatWest Group is only called upon to satisfy a guarantee when the guaranteed party fails to meet its obligations. NatWest Group expects most guarantees it provides to expire unused.
(4)

NatWest Group has given commitments to provide funds to customers under undrawn formal facilities, credit lines and other commitments to lend subject to certain conditions being met by the counterparty. NatWest Group does not expect all facilities to be drawn, and some may lapse before drawdown.